Participative shareholders’ debentures (Policies)	12 Months Ended
Dec. 31, 2024
Participative Shareholders Debentures
Shareholders’ Debentures

The participative shareholders’ debentures are measured at fair value through profit or loss based on the market approach, representing the amount that would be paid for the acquisition of these securities on the measurement date and, therefore, also implicitly includes the remuneration to the debenture holder. To calculate the fair value of the liabilities, the Company uses the weighted average price of the secondary market trades in the last month of period.